Select Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Corporate Bonds (28.9%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.6%)
Anglo American Capital PLC
4.625%, 3/19/31 144A	1,985,000	1,962
5.000%, 3/21/33 144A	1,985,000	1,954
5.250%, 3/19/36 144A	1,985,000	1,941
Eastman Chemical Co. 4.500%, 2/20/31	2,421,000	2,367
Glencore Funding LLC
4.900%, 7/1/31 144A	2,664,000	2,663
5.200%, 7/1/33 144A	2,471,000	2,474
5.508%, 4/1/36 144A	1,812,000	1,816
SNF Group SACA 5.626%, 3/31/31 144A	2,940,000	2,975

Total		18,152

Communications (3.6%)
Airbnb, Inc.
4.400%, 3/16/29	2,910,000	2,906
4.650%, 3/16/31	1,782,000	1,778
5.250%, 3/16/36	992,000	993
Alphabet, Inc.
3.700%, 2/15/29	2,910,000	2,885
4.100%, 2/15/31	3,115,000	3,093
4.375%, 11/15/32	1,197,000	1,190
4.400%, 2/15/33	2,890,000	2,854
4.700%, 11/15/35	2,793,000	2,759
4.800%, 2/15/36	3,303,000	3,289
5.250%, 5/15/55	1,327,000	1,253
5.300%, 5/15/65	1,327,000	1,228
5.450%, 11/15/55	619,000	599
5.650%, 2/15/56	2,425,000	2,417
Amazon.com, Inc.
3.850%, 3/13/28	3,883,000	3,871
3.900%, 11/20/28	906,000	902
4.000%, 3/13/29	3,883,000	3,863
4.100%, 11/20/30	906,000	895
4.250%, 3/13/31	3,567,000	3,541
4.350%, 3/20/33	1,381,000	1,356
4.550%, 3/13/33	2,067,000	2,047
4.650%, 11/20/35	2,236,000	2,193
4.875%, 3/13/36	2,894,000	2,868
5.550%, 11/20/65	1,042,000	985
5.650%, 3/13/46	1,489,000	1,484
5.800%, 3/13/56	905,000	904
5.950%, 3/13/66	492,000	494
6.050%, 3/13/76	1,075,000	1,069
AT&T, Inc.
3.500%, 6/1/41	882,000	684
3.500%, 9/15/53	1,083,000	710
3.550%, 9/15/55	1,664,000	1,082
3.650%, 9/15/59	865,000	561
3.800%, 12/1/57	1,204,000	813
4.400%, 4/30/31	2,683,000	2,656
5.550%, 11/1/45	811,000	768
5.850%, 4/30/46	962,000	937
6.000%, 4/30/56	1,388,000	1,358

Corporate Bonds (28.9%)	Shares/ Par +	Value $ (000’s)
Communications continued
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 6/1/41	475,000	333
3.500%, 3/1/42	2,319,000	1,587
3.900%, 6/1/52	1,850,000	1,178
5.250%, 4/1/53	1,135,000	890
5.500%, 4/1/63	483,000	373
5.850%, 12/1/35	734,000	722
6.700%, 12/1/55	801,000	765
Cisco Systems, Inc. 5.500%, 2/24/55	470,000	456
Comcast Corp.
2.987%, 11/1/63	1,033,000	547
4.049%, 11/1/52	890,000	638
MercadoLibre, Inc. 4.900%, 1/15/33	805,000	781
Meta Platforms, Inc.
4.875%, 11/15/35	1,238,000	1,215
5.400%, 8/15/54	691,000	626
5.500%, 11/15/45	799,000	756
5.550%, 8/15/64	342,000	307
Orange SA
4.000%, 1/13/29 144A	1,819,000	1,801
4.250%, 1/13/31 144A	2,679,000	2,628
4.750%, 1/13/33 144A	2,882,000	2,850
5.000%, 1/13/36 144A	1,682,000	1,652
Uber Technologies, Inc.
4.150%, 1/15/31	2,426,000	2,372
4.800%, 9/15/34	2,371,000	2,321
4.800%, 9/15/35	1,617,000	1,569
5.350%, 9/15/54	2,133,000	1,964
Verizon Communications, Inc.
2.987%, 10/30/56	1,384,000	812
5.750%, 11/30/45	1,085,000	1,057
5.875%, 11/30/55	2,145,000	2,086
6.000%, 11/30/65	2,144,000	2,077
The Walt Disney Co.
3.750%, 3/14/29	2,225,000	2,200
4.000%, 3/14/31	2,476,000	2,438

Total		102,286

Consumer, Cyclical (1.4%)
Delta Air Lines, Inc.
4.950%, 7/10/28	3,745,000	3,759
5.250%, 7/10/30	4,213,000	4,241
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28 144A	2,780,250	2,776
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	1,884,000	1,334
Ford Motor Credit Co. LLC 2.900%, 2/10/29	4,568,000	4,272
General Motors Financial Co., Inc. 2.700%, 6/10/31	2,558,000	2,295
The Home Depot, Inc. 3.625%, 4/15/52	898,000	641

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Corporate Bonds (28.9%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Hyundai Capital America
4.500%, 9/18/30 144A	1,213,000	1,193
4.750%, 4/6/29 144A	2,230,000	2,230
5.000%, 4/7/31 144A	1,657,000	1,658
5.150%, 3/27/30 144A	1,377,000	1,392
Lowe’s Companies, Inc.
3.500%, 4/1/51	1,116,000	758
4.250%, 3/15/31	2,169,000	2,129
4.250%, 4/1/52	2,056,000	1,576
4.850%, 10/15/35	2,019,000	1,966
McDonald’s Corp. 6.300%, 3/1/38	1,408,000	1,535
Southwest Airlines Co. 5.250%, 11/15/35	883,000	829
United Airlines Holdings, Inc.
4.875%, 3/1/29	3,361,000	3,287
5.375%, 3/1/31	1,680,000	1,645

Total		39,516

Consumer, Non-cyclical (4.2%)
AbbVie, Inc.
3.200%, 11/21/29	3,434,000	3,311
4.050%, 11/21/39	976,000	857
4.125%, 3/15/31	1,929,000	1,901
4.250%, 11/21/49	3,388,000	2,750
4.400%, 3/15/33	3,298,000	3,238
4.450%, 5/14/46	412,000	354
4.750%, 3/15/36	2,473,000	2,426
4.800%, 3/15/27	2,329,000	2,341
5.050%, 3/15/34	1,341,000	1,361
5.200%, 3/15/35	1,121,000	1,141
Alcon Finance Corp. 5.375%, 12/6/32 144A	2,809,000	2,876
Altria Group, Inc. 3.875%, 9/16/46	760,000	557
Amgen, Inc.
4.850%, 2/19/36	3,441,000	3,381
5.500%, 2/19/46	495,000	475
5.600%, 3/2/43	1,343,000	1,324
5.650%, 2/19/56	1,850,000	1,793
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 2/1/36	4,843,000	4,717
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 1/23/39	940,000	955
AstraZeneca Finance LLC
4.000%, 3/2/31	1,938,000	1,904
4.300%, 3/2/33	1,237,000	1,212
4.600%, 3/2/36	1,650,000	1,617
BAT Capital Corp.
4.540%, 8/15/47	1,951,000	1,584
6.250%, 8/15/55	1,382,000	1,398
7.081%, 8/2/53	510,000	563
Bunge, Ltd. Finance Corp. 5.150%, 8/4/35	2,414,000	2,404
CVS Health Corp. 5.050%, 3/25/48	2,442,000	2,095
Eli Lilly & Co. 4.600%, 8/14/34	1,298,000	1,285
Gilead Sciences, Inc. 4.000%, 9/1/36	941,000	868

Corporate Bonds (28.9%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
HCA, Inc.
5.250%, 6/15/49	1,197,000	1,056
5.900%, 6/1/53	699,000	666
Imperial Brands Finance PLC 5.625%, 7/1/35 144A	1,914,000	1,930
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings
3.000%, 5/15/32	1,819,000	1,616
3.625%, 1/15/32	2,447,000	2,267
5.750%, 4/1/33	601,000	620
6.375%, 4/15/66	485,000	476
6.400%, 5/10/57 144A	1,202,000	1,200
6.500%, 12/1/52	1,270,000	1,286
7.250%, 11/15/53	1,944,000	2,139
Johnson & Johnson 3.625%, 3/3/37	2,803,000	2,518
Novartis Capital Corp.
4.100%, 3/16/29	1,455,000	1,453
4.400%, 3/18/31	1,958,000	1,958
4.600%, 3/18/33	2,752,000	2,740
4.600%, 11/5/35	2,812,000	2,755
4.900%, 3/18/36	4,087,000	4,077
5.600%, 3/18/46	578,000	579
5.700%, 3/18/56	463,000	466
Pfizer Investment Enterprises Pte., Ltd.
4.750%, 5/19/33	1,322,000	1,317
5.300%, 5/19/53	479,000	445
5.340%, 5/19/63	485,000	441
Pfizer, Inc.
4.200%, 11/15/30	2,673,000	2,654
4.875%, 11/15/35	3,679,000	3,642
Philip Morris International, Inc.
4.125%, 4/28/28	4,078,000	4,071
4.375%, 4/30/30	3,452,000	3,434
4.875%, 4/30/35	3,660,000	3,603
Roche Holdings, Inc.
4.075%, 12/2/30 144A	1,805,000	1,783
4.374%, 12/2/32 144A	1,223,000	1,206
Royalty Pharma PLC
2.200%, 9/2/30	958,000	863
3.300%, 9/2/40	479,000	363
3.550%, 9/2/50	2,186,000	1,475
5.200%, 9/25/35	977,000	964
Thermo Fisher Scientific, Inc.
4.215%, 2/12/31	2,225,000	2,202
4.550%, 6/15/33	1,164,000	1,150
4.902%, 2/12/36	1,652,000	1,640
UnitedHealth Group, Inc.
3.050%, 5/15/41	432,000	320
5.500%, 7/15/44	1,126,000	1,087
5.625%, 7/15/54	1,865,000	1,777
Verisk Analytics, Inc.
4.450%, 3/15/31	1,453,000	1,429
5.125%, 3/15/36	2,906,000	2,839

Total		119,195

Energy (1.4%)
Aker BP ASA
5.250%, 10/30/35 144A	2,250,000	2,188
5.800%, 10/1/54 144A	922,000	843

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Corporate Bonds (28.9%)	Shares/ Par +	Value $ (000’s)
Energy continued
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
4.350%, 6/15/31	2,429,000	2,397
4.650%, 6/15/33	1,239,000	1,219
5.000%, 6/15/36	2,065,000	2,027
5.850%, 6/15/56	1,197,000	1,171
Enbridge, Inc.
4.850%, 3/27/31	2,664,000	2,675
5.450%, 3/27/36	1,982,000	1,999
Energy Transfer LP
5.250%, 7/1/29	2,349,000	2,400
5.300%, 4/15/47	940,000	829
5.950%, 5/15/54	1,885,000	1,768
6.000%, 2/1/29 144A	1,704,000	1,717
6.050%, 9/1/54	945,000	900
Equinor ASA
4.500%, 9/3/30	801,000	805
4.750%, 11/14/35	1,842,000	1,814
5.125%, 6/3/35	806,000	821
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 3/31/34 144A	1,321,760	1,173
2.625%, 3/31/36 144A	1,280,000	1,089
MPLX LP
5.300%, 4/1/36	1,652,000	1,628
6.100%, 4/1/56	784,000	762
ONEOK, Inc.
5.400%, 10/15/35	485,000	482
5.700%, 11/1/54	2,013,000	1,837
6.250%, 10/15/55	1,207,000	1,183
Saudi Arabian Oil Co.
5.750%, 7/17/54 144A	675,000	620
6.375%, 6/2/55 144A	1,706,000	1,695
TotalEnergies Capital USA LLC
4.569%, 1/13/33	809,000	801
4.857%, 1/13/36	2,041,000	2,010

Total		38,853

Financial (9.4%)
Agree LP
2.600%, 6/15/33	392,000	333
4.800%, 10/1/32	864,000	856
5.600%, 6/15/35	1,406,000	1,443
American Express Co. 4.456%, (US SOFR plus 0.867%), 2/10/32 α	2,511,000	2,485
American Homes 4 Rent LP
3.625%, 4/15/32	1,585,000	1,463
4.300%, 4/15/52	710,000	540
4.950%, 6/15/30	1,210,000	1,214
5.250%, 3/15/35	407,000	401
5.500%, 7/15/34	956,000	956
Aon North America, Inc. 5.750%, 3/1/54	972,000	937
Apollo Global Management, Inc. 5.700%, 3/30/36	2,298,000	2,300
Ares Management Corp. 5.600%, 10/11/54	1,402,000	1,235
Banco Bilbao Vizcaya Argentaria SA 5.127%, 3/3/36	2,800,000	2,724
Bank of Montreal 4.439%, (US SOFR plus 0.970%), 1/14/32 α	2,638,000	2,597

Corporate Bonds (28.9%)	Shares/ Par +	Value $ (000’s)
Financial continued
The Bank of New York Mellon Corp.
4.026%, (US SOFR plus 0.634%), 1/22/30 α	2,205,000	2,183
4.942%, (US SOFR plus 0.887%), 2/11/31 α	474,000	480
Barclays PLC 5.207%, (US SOFR plus 1.506%), 2/24/37 α	2,095,000	2,028
Brixmor Operating Partnership LP
2.500%, 8/16/31	1,516,000	1,349
4.850%, 2/15/33	664,000	652
Brookfield Asset Management, Ltd.
4.653%, 11/15/30	1,014,000	1,005
5.298%, 1/15/36	1,608,000	1,571
CBRE Services, Inc.
4.900%, 1/15/33	2,370,000	2,337
5.500%, 6/15/35	736,000	743
The Charles Schwab Corp.
4.343%, (US SOFR plus 0.940%), 11/14/31 α	2,398,000	2,371
4.914%, (US SOFR plus 1.230%), 11/14/36 α	1,307,000	1,270
Citizens Bank NA 4.192%, (US SOFR plus 0.700%), 1/29/29 α	3,510,000	3,488
Equinix Europe 2 Financing Corp. LLC 4.600%, 11/15/30	1,870,000	1,853
Essex Portfolio LP 2.550%, 6/15/31	818,000	733
FIBRA Prologis
5.500%, 11/26/35 144A	1,481,000	1,431
5.625%, 1/14/38 144A	1,499,000	1,426
Fifth Third Bancorp
4.566%, (US SOFR plus 0.950%), 4/29/32 α	2,203,000	2,160
5.141%, (US SOFR plus 1.240%), 1/29/37 α	1,636,000	1,594
GABX Leasing LLC
4.625%, 4/15/31 144A	1,456,000	1,435
5.300%, 4/15/36 144A	1,942,000	1,906
The Goldman Sachs Group, Inc.
4.148%, (US SOFR plus 0.710%), 1/21/29 α	9,578,000	9,519
4.153%, (US SOFR plus 0.900%), 10/21/29 α	5,981,000	5,925
4.369%, (US SOFR plus 1.060%), 10/21/31 α	4,022,000	3,944
4.516%, (US SOFR plus 0.960%), 1/21/32 α	3,886,000	3,827
4.939%, (US SOFR plus 1.330%), 10/21/36 α	2,744,000	2,657
5.049%, (US SOFR plus 1.210%), 7/23/30 α	1,447,000	1,464
5.065%, (US SOFR plus 1.190%), 1/21/37 α	3,283,000	3,210
5.207%, (US SOFR plus 1.078%), 1/28/31 α	3,700,000	3,759
5.218%, (US SOFR plus 1.580%), 4/23/31 α	4,749,000	4,829
5.330%, (US SOFR plus 1.550%), 7/23/35 α	2,878,000	2,888
5.387%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 1.180%), 2/2/41 α	1,436,000	1,387
5.541%, (US SOFR plus 1.320%), 1/21/47 α	981,000	935
Grand River Funding Trust I 6.311%, 2/15/36 144A	1,334,000	1,346
Grand River Funding Trust II 7.280%, 2/15/56 144A	1,568,000	1,640
HSBC Holdings PLC
4.675%, (US SOFR plus 1.210%), 3/10/32 α	3,148,000	3,106
5.279%, (US SOFR plus 1.550%), 3/10/37 α	2,355,000	2,313

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Corporate Bonds (28.9%)	Shares/ Par +	Value $ (000’s)
Financial continued
ING Groep NV
4.803%, (US SOFR Index plus 1.260%), 3/23/32 α	1,990,000	1,978
5.420%, (US SOFR Index plus 1.610%), 3/23/37 α	1,701,000	1,696
Invitation Homes Operating Partnership LP
2.000%, 8/15/31	273,000	234
4.150%, 4/15/32	1,578,000	1,481
4.950%, 1/15/33	783,000	765
Kimco Realty OP LLC
4.850%, 3/1/35	1,262,000	1,236
5.300%, 2/1/36	1,450,000	1,465
Lloyds Banking Group PLC
4.241%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.600%), 2/10/30 α	3,436,000	3,399
5.668%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.820%), 2/10/47 α	2,917,000	2,838
LSEG US Fin Corp.
4.250%, 3/23/29 144A	2,475,000	2,457
4.500%, 3/23/31 144A	2,474,000	2,443
5.250%, 3/23/36 144A	1,458,000	1,444
Mitsubishi UFJ Financial Group, Inc.
4.505%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.800%), 1/14/32 α	2,497,000	2,461
5.057%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.900%), 1/14/37 α	2,665,000	2,618
Morgan Stanley
4.133%, (US SOFR plus 0.913%), 10/18/29 α	5,129,000	5,070
4.238%, (US SOFR plus 0.800%), 1/9/30 α	970,000	960
4.493%, (US SOFR plus 0.950%), 1/16/32 α	4,610,000	4,533
4.708%, (US SOFR plus 1.195%), 3/12/32 α	5,825,000	5,786
4.892%, (US SOFR plus 1.314%), 10/22/36 α	1,432,000	1,384
5.073%, (US SOFR plus 1.184%), 1/30/37 α	2,948,000	2,888
5.314%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 1.170%), 1/18/41 α	981,000	947
5.900%, (US SOFR plus 1.782%), 3/13/47 α	2,645,000	2,633
Morgan Stanley Private Bank NA
4.204%, (US SOFR plus 0.780%), 11/17/28 α	4,773,000	4,756
4.213%, (US SOFR plus 0.762%), 2/8/30 α	5,635,000	5,578
4.465%, (US SOFR plus 1.020%), 11/19/31 α	11,000,000	10,829
4.466%, (US SOFR plus 0.770%), 7/6/28 α	2,927,000	2,927
4.734%, (US SOFR plus 1.080%), 7/18/31 α	6,646,000	6,625
NatWest Group PLC 5.908%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.300%), 3/3/47 α	1,700,000	1,656
Nippon Life Insurance Co.
4.748%, 4/2/31 144A	2,710,000	2,717
5.046%, 4/2/33 144A	1,693,000	1,695
PNC Bank NA 4.429%, (US SOFR plus 0.727%), 7/21/28 α	3,869,000	3,868

Corporate Bonds (28.9%)	Shares/ Par +	Value $ (000’s)
Financial continued
The PNC Financial Services Group, Inc.
4.075%, (US SOFR plus 0.610%), 1/26/29 α	3,831,000	3,811
4.812%, (US SOFR plus 1.259%), 10/21/32 α	2,148,000	2,141
5.373%, (US SOFR plus 1.417%), 7/21/36 α	1,208,000	1,213
5.423%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 1.170%), 1/25/41 α	899,000	881
The Progressive Corp.
4.600%, 3/26/31	976,000	978
5.150%, 3/26/36	976,000	977
Prologis Targeted US Logistics Fund LP 4.625%, 3/15/33 144A	1,168,000	1,136
Protective Life Corp.
4.700%, 1/15/31 144A	2,345,000	2,322
5.350%, 12/15/35 144A	1,449,000	1,424
Realty Income Corp.
2.100%, 3/15/28	889,000	852
2.850%, 12/15/32	1,148,000	1,018
4.750%, 4/15/33	2,487,000	2,453
Regency Centers LP
2.950%, 9/15/29	2,171,000	2,069
4.500%, 3/15/33	968,000	944
5.000%, 7/15/32	1,371,000	1,381
5.250%, 1/15/34	1,861,000	1,881
RLI Corp. 5.375%, 6/1/36	1,454,000	1,400
Royal Bank of Canada 4.696%, (US SOFR plus 1.060%), 8/6/31 α	805,000	803
Standard Chartered PLC 5.706%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 3/5/47 144A α	2,096,000	1,987
State Street Corp.
4.729%, 2/28/30	3,746,000	3,792
4.784%, (US SOFR plus 1.215%), 10/23/36 α	931,000	905
Store Capital LLC
2.700%, 12/1/31	551,000	479
2.750%, 11/18/30	1,115,000	1,003
4.950%, 2/11/31 144A	1,455,000	1,442
Sumitomo Mitsui Financial Group, Inc.
4.494%, (US SOFR plus 1.020%), 1/15/32 α	2,497,000	2,459
5.046%, (US SOFR plus 1.220%), 1/15/37 α	2,497,000	2,456
Sumitomo Mitsui Trust Group, Inc. 5.416%, (US SOFR plus 1.650%), 9/11/36 144A α	2,387,000	2,347
Takeoff Merger Sub, Inc.
4.850%, 3/24/31 144A	2,929,000	2,892
5.500%, 3/24/36 144A	980,000	965
The Toronto-Dominion Bank 4.928%, 10/15/35	2,417,000	2,378
Truist Bank 4.144%, (US SOFR plus 0.662%), 1/27/29 α	3,441,000	3,423
Truist Financial Corp. 4.597%, (US SOFR plus 0.965%), 1/27/32 α	3,210,000	3,176
UBS Group AG
1.050%, (US SOFR plus 1.050%), 8/10/32 144A α	2,133,000	2,096
5.528%, (US SOFR plus 1.490%), 5/6/47 144A α	2,310,000	2,206

Select Bond Portfolio

Corporate Bonds (28.9%)	Shares/ Par +	Value $ (000’s)
Financial continued
US Bancorp
4.481%, (US SOFR plus 0.867%), 1/26/32 α	3,526,000	3,489
5.033%, (US SOFR plus 1.101%), 1/26/37 α	2,768,000	2,727
Wells Fargo & Co.
4.960%, (US SOFR plus 1.100%), 1/23/37 α	2,452,000	2,389
5.433%, (US SOFR plus 1.230%), 1/23/47 α	981,000	930

Total		266,840

Industrial (3.0%)
The Boeing Co.
5.805%, 5/1/50	1,625,000	1,571
6.858%, 5/1/54	971,000	1,069
Caterpillar Financial Services Corp.
4.375%, 8/16/29	1,053,000	1,056
5.000%, 5/14/27	2,801,000	2,828
Crowley Conro LLC 4.181%, 8/15/43	1,067,962	996
Deere & Co. 5.700%, 1/19/55	1,945,000	1,983
Eaton Capital ULC 4.450%, 5/9/30	1,276,000	1,275
Eaton Corp.
3.850%, 3/6/28	3,917,000	3,888
3.950%, 3/6/29	2,481,000	2,456
4.200%, 3/6/31	1,842,000	1,815
4.500%, 3/6/33	1,046,000	1,032
4.800%, 3/6/36	1,281,000	1,265
Embraer Netherlands Finance BV
5.400%, 1/9/38	1,422,000	1,359
5.980%, 2/11/35	1,493,000	1,541
Flex, Ltd.
5.250%, 1/15/32	657,000	660
5.375%, 11/13/35	1,407,000	1,383
GE Vernova, Inc. 5.500%, 2/4/56	1,851,000	1,781
General Electric Co.
4.300%, 7/29/30	2,819,000	2,812
4.900%, 1/29/36	2,563,000	2,565
Honeywell Aerospace, Inc.
3.900%, 3/16/28 144A	5,006,000	4,969
4.000%, 3/16/29 144A	3,004,000	2,976
4.300%, 3/16/31 144A	4,598,000	4,548
4.600%, 3/16/33 144A	4,263,000	4,214
4.950%, 3/16/36 144A	3,837,000	3,807
5.622%, 3/16/46 144A	1,023,000	1,008
5.732%, 3/16/56 144A	2,727,000	2,695
5.852%, 3/16/66 144A	211,000	209
Howmet Aerospace, Inc.
4.750%, 4/15/36	1,236,000	1,202
4.850%, 10/15/31	1,247,000	1,261
Jabil, Inc.
4.200%, 2/1/29	1,150,000	1,136
4.750%, 2/1/33	1,150,000	1,120
John Deere Capital Corp.
4.150%, 9/15/27	1,836,000	1,839
4.500%, 1/8/27	2,315,000	2,322
4.650%, 1/7/28	1,631,000	1,646
4.850%, 6/11/29	304,000	310
5.150%, 9/8/26	1,713,000	1,721
Norfolk Southern Corp. 5.100%, 5/1/35	1,610,000	1,615

Corporate Bonds (28.9%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Northrop Grumman Corp.
4.650%, 7/15/30	1,337,000	1,345
5.250%, 7/15/35	1,240,000	1,264
Siemens Funding BV
4.350%, 5/26/28 144A	3,119,000	3,132
4.600%, 5/28/30 144A	2,081,000	2,097
5.200%, 5/28/35 144A	1,873,000	1,918
5.800%, 5/28/55 144A	1,272,000	1,295
Union Pacific Corp. 5.600%, 12/1/54	724,000	710

Total		83,694

Technology (2.2%)
Apple, Inc.
2.375%, 2/8/41	670,000	475
2.650%, 5/11/50	1,293,000	791
3.950%, 8/8/52	1,762,000	1,367
Broadcom, Inc.
4.550%, 2/15/32	2,334,000	2,314
4.600%, 7/15/30	3,036,000	3,051
4.800%, 10/15/34	3,268,000	3,219
4.900%, 7/15/32	1,895,000	1,912
4.926%, 5/15/37 144A	1,316,000	1,276
5.050%, 7/12/29	3,359,000	3,428
5.150%, 11/15/31	3,133,000	3,214
5.200%, 7/15/35	999,000	1,007
Cadence Design Systems, Inc.
4.200%, 9/10/27	803,000	802
4.300%, 9/10/29	3,894,000	3,882
Fidelity National Information Services, Inc.
4.450%, 3/10/28	2,429,000	2,422
4.550%, 3/10/29	2,914,000	2,900
Foundry JV Holdco LLC
5.500%, 1/25/31 144A	686,000	700
5.900%, 1/25/33 144A	793,000	815
6.300%, 1/25/39 144A	627,000	653
Intel Corp.
2.800%, 8/12/41	791,000	543
3.250%, 11/15/49	463,000	293
5.625%, 2/10/43	528,000	500
5.900%, 2/10/63	693,000	643
Oracle Corp.
3.600%, 4/1/50	2,704,000	1,633
4.000%, 7/15/46	1,598,000	1,076
4.550%, 2/4/29	2,337,000	2,308
4.800%, 9/26/32	1,487,000	1,416
4.950%, 2/4/31	2,160,000	2,113
5.200%, 9/26/35	985,000	924
5.350%, 5/4/33	2,160,000	2,103
5.375%, 9/27/54	1,201,000	929
5.550%, 2/6/53	994,000	793
5.700%, 2/4/36	1,294,000	1,244
5.875%, 9/26/45	1,893,000	1,633
6.000%, 8/3/55	714,000	599
6.700%, 2/4/56	1,557,000	1,445
6.850%, 2/4/66	821,000	755
Synopsys, Inc.
4.650%, 4/1/28	1,404,000	1,409
4.850%, 4/1/30	2,008,000	2,023
5.000%, 4/1/32	1,607,000	1,621
5.150%, 4/1/35	1,415,000	1,418

Select Bond Portfolio

Corporate Bonds (28.9%)	Shares/ Par +	Value $ (000’s)
Technology continued
5.700%, 4/1/55	1,130,000	1,080

Total		62,729

Utilities (3.1%)
American Transmission Systems, Inc. 2.650%, 1/15/32 144A	572,000	513
Arizona Public Service Co.
5.100%, 3/15/36	2,675,000	2,630
5.900%, 8/15/55	1,600,000	1,574
Baltimore Gas & Electric Co.
2.250%, 6/15/31	1,228,000	1,098
5.450%, 6/1/35	1,613,000	1,654
CenterPoint Energy Houston Electric LLC
3.600%, 3/1/52	907,000	649
4.850%, 4/1/36	1,721,000	1,685
4.950%, 8/15/35	1,932,000	1,911
Chile Electricity Lux MPC II SARL
5.580%, 10/20/35 144A	1,202,331	1,207
5.672%, 10/20/35 144A	2,218,440	2,240
Consolidated Edison Co. of New York, Inc.
3.200%, 12/1/51	275,000	179
3.700%, 11/15/59	468,000	318
Consumers Energy Co.
4.500%, 1/15/31	2,411,000	2,414
5.050%, 5/15/35	1,782,000	1,789
DTE Electric Co.
2.950%, 3/1/50	1,434,000	927
3.650%, 3/1/52	657,000	475
Duke Energy Carolinas LLC
2.550%, 4/15/31	560,000	512
2.850%, 3/15/32	1,525,000	1,388
3.550%, 3/15/52	1,111,000	784
Duke Energy Corp. 3.500%, 6/15/51	761,000	510
Duke Energy Florida LLC
2.400%, 12/15/31	1,224,000	1,093
4.200%, 12/1/30	635,000	628
4.850%, 12/1/35	1,299,000	1,275
Duke Energy Progress LLC
2.500%, 8/15/50	1,239,000	711
3.700%, 10/15/46	279,000	208
Entergy Arkansas LLC
2.650%, 6/15/51	1,106,000	642
5.150%, 1/15/33	1,842,000	1,873
Entergy Mississippi LLC 5.800%, 4/15/55	1,201,000	1,184
Exelon Corp. 4.950%, 3/15/36	3,442,000	3,338
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28 144A	1,196,000	1,169
4.300%, 1/15/29 144A	1,444,000	1,435
4.550%, 3/15/31 144A	2,666,000	2,657
5.200%, 4/1/28 144A	945,000	958
Jersey Central Power & Light Co.
2.750%, 3/1/32 144A	1,349,000	1,212
4.150%, 1/15/29 144A	1,303,000	1,295
4.400%, 1/15/31 144A	2,171,000	2,139
5.100%, 1/15/35	1,093,000	1,093
MidAmerican Energy Co.
2.700%, 8/1/52	1,064,000	640
5.500%, 11/15/56	1,044,000	1,001

Corporate Bonds (28.9%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Mississippi Power Co.
3.100%, 7/30/51	1,473,000	954
4.250%, 3/15/42	625,000	525
Northern States Power Co.
5.050%, 5/15/35	2,009,000	2,023
5.400%, 3/15/54	743,000	704
5.650%, 6/15/54	806,000	791
Ohio Edison Co. 4.950%, 12/15/29 144A	1,209,000	1,221
Oncor Electric Delivery Co. LLC
4.500%, 3/15/31 144A	3,118,000	3,101
5.350%, 4/1/35	661,000	675
5.800%, 4/1/55	1,318,000	1,304
5.900%, 3/15/56 144A	2,231,000	2,229
Pacific Gas & Electric Co.
3.500%, 8/1/50	466,000	308
3.950%, 12/1/47	2,814,000	2,048
4.200%, 6/1/41	713,000	575
4.950%, 7/1/50	4,877,000	4,040
5.050%, 10/15/32	2,032,000	2,019
6.100%, 10/15/55	1,303,000	1,252
PECO Energy Co. 2.850%, 9/15/51	1,482,000	909
Perusahaan Listrik Negara PT
4.750%, 2/3/31 144A	2,484,000	2,411
5.450%, 2/3/36 144A	1,529,000	1,462
Public Service Company of Oklahoma 3.150%, 8/15/51	831,000	530
Public Service Electric & Gas Co.
1.900%, 8/15/31	2,111,000	1,850
2.050%, 8/1/50	341,000	180
2.700%, 5/1/50	574,000	354
Southern California Edison Co. 4.125%, 3/1/48	140,000	105
Trans-Allegheny Interstate Line Co. 5.000%, 1/15/31 144A	1,751,000	1,779
Virginia Electric & Power Co.
2.950%, 11/15/51	1,228,000	754
4.950%, 3/15/36	2,814,000	2,743
Wisconsin Electric Power Co. 4.150%, 10/15/30	1,748,000	1,725

Total		87,579

Total Corporate Bonds (Cost: $836,036)		818,844

Governments (27.5%)
Governments (27.5%)
Chile Government International Bond 4.350%, 4/13/31	2,325,000	2,280
Export Finance & Insurance Corp. 4.625%, 10/26/27 144A	3,290,000	3,324
Israel Government International Bond
3.875%, 7/3/50	1,201,000	844
4.500%, 1/13/31	3,383,000	3,312
5.750%, 3/12/54	752,000	699
Kuwait International Government Bond
4.016%, 10/9/28 144A	4,438,000	4,372
4.136%, 10/9/30 144A	5,739,000	5,611
4.652%, 10/9/35 144A	2,798,000	2,687
Republic of Indonesia
4.300%, 4/16/31	2,156,000	2,102

Select Bond Portfolio

Governments (27.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
4.900%, 4/16/36	1,967,000	1,881
Republic of Paraguay
5.400%, 3/30/50 144A	2,879,000	2,554
6.650%, 3/4/55 144A	553,000	574
United Mexican States
3.500%, 2/12/34	1,750,000	1,490
4.400%, 2/12/52	1,249,000	885
4.600%, 1/23/46	1,349,000	1,032
4.600%, 2/10/48	1,184,000	890
4.750%, 3/8/44	1,274,000	1,021
5.375%, 3/22/33	5,372,000	5,246
6.750%, 2/9/56	1,070,000	1,038
US Treasury Bond
1.125%, 8/15/40	15,262,000	9,514
1.375%, 8/15/50	17,720,000	8,665
1.375%, 11/15/40	18,590,000	11,975
1.625%, 11/15/50	22,805,000	11,899
1.750%, 8/15/41	46,138,000	30,846
2.000%, 11/15/41	63,076,000	43,621
2.250%, 8/15/49	36,921,000	22,965
2.375%, 2/15/42	18,329,000	13,356
3.000%, 2/15/48	31,217,000	23,020
3.000%, 8/15/48	21,875,000	16,054
3.000%, 2/15/49	33,843,000	24,717
3.125%, 5/15/48	22,783,000	17,145
4.625%, 11/15/55	38,708,000	36,984
4.625%, 2/15/46	10,147,000	9,782
4.750%, 8/15/55	12,108,000	11,800
US Treasury Note
3.375%, 2/29/28	19,749,000	19,593
3.500%, 3/15/29	3,501,000	3,470
3.500%, 11/30/30	25,000	24
3.625%, 3/31/30	52,325,000	51,783
3.625%, 12/31/30	21,650,000	21,356
3.750%, 6/30/30	38,463,000	38,214
3.875%, 3/31/28	123,925,000	124,109
3.875%, 4/30/30	39,747,000	39,703
3.875%, 3/31/31	77,805,000	77,556
4.000%, 7/31/30	25,182,000	25,262
4.125%, 8/31/30	18,746,000	18,890
4.125%, 2/15/36	22,649,000	22,295
4.250%, 3/31/33	2,852,000	2,872

Total		779,312

Total Governments (Cost: $788,339)		779,312

Municipal Bonds (0.2%)
Municipal Bonds (0.2%)
North Texas Tollway Authority 6.718%, 1/1/49 RB	1,241,000	1,354
The Ohio State University 4.800%, 6/1/11 RB	148,000	121
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	2,355,000	1,974
The University of Texas System 2.439%, 8/15/49 RB	785,000	477

Total Municipal Bonds (Cost: $5,089)		3,926

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities (5.8%)
Ally Auto Receivables Trust, Series 2022-3, Class A4 5.070%, 6/15/31	993,421	994
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A3 5.620%, 11/18/27	119,779	120
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3 5.810%, 5/18/28	1,064,848	1,071
AmeriCredit Automobile Receivables Trust, Series 2026-1, Class A3 4.150%, 11/18/32 144A	3,037,000	3,027
AutoNation Finance Trust, Series 2025-1A, Class A3 4.620%, 11/13/29 144A	1,891,000	1,899
Barings Equipment Finance LLC, Series 2026- A, Class A3 4.080%, 7/13/33 144A	1,166,000	1,160
CarMax Auto Owner Trust, Series 2025-2, Class A3 4.480%, 3/15/30	4,491,000	4,512
CarMax Auto Owner Trust, Series 2025-3, Class A3 4.350%, 7/15/30	2,628,000	2,634
CarMax Auto Owner Trust, Series 2025-3, Class A4 4.470%, 1/15/31	1,793,000	1,802
Chase Auto Owner Trust, Series 2022-AA, Class A4 3.990%, 3/27/28 144A	1,010,188	1,010
College Avenue Student Loans LLC, Series 2017-A, Class A1 5.443%, (US SOFR 1 Month plus 1.765%), 11/26/46 144A	364,647	368
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	343,411	337
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	723,757	694
Ford Credit Auto Owner Trust, Series 2025-1, Class A 4.860%, 8/15/37 144A Σ	3,427,000	3,487
Ford Credit Auto Owner Trust, Series 2025-2, Class A 4.370%, 2/15/38 144A Σ	1,334,000	1,331
Ford Credit Auto Owner Trust, Series 2026-1, Class A 8.630%, 8/15/38 144A Σ	7,209,000	7,154
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1 4.300%, 9/15/29 144A	4,710,000	4,715
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1 4.630%, 4/15/30	4,654,000	4,684
GM Financial Consumer Automobile Receivables Trust, Series 2025-4, Class A3 3.840%, 2/18/31	1,494,000	1,485
GM Financial Revolving Receivables Trust, Series 2025-1, Class A 4.640%, 12/11/37 144A	1,237,000	1,249

Select Bond Portfolio

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class A 4.640%, 3/15/30 144A	4,883,000	4,913
Honda Auto Receivables Owner Trust, Series 2026-1, Class A4 3.860%, 5/21/32	2,882,000	2,841
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class A3 4.530%, 4/17/28 144A	3,749,000	3,764
Hyundai Auto Receivables Trust, Series 2023- A, Class A4 4.480%, 7/17/28	2,148,000	2,150
Hyundai Auto Receivables Trust, Series 2023- B, Class A3 5.480%, 4/17/28	464,431	467
Hyundai Auto Receivables Trust, Series 2026- A, Class A4 3.900%, 12/15/32	2,484,000	2,457
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3 4.780%, 12/17/29	2,096,000	2,112
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	603,835	601
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	133,272	133
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2 3.130%, 2/15/68 144A	274,181	272
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	1,549,330	1,508
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2 2.600%, 8/15/68 144A	835,709	808
Navient Private Education Refi Loan Trust, Series 2020-EA, Class A 1.690%, 5/15/69 144A	53,178	50
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	951,769	892
Navient Private Education Refi Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	463,347	423
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A 1.060%, 10/15/69 144A	1,633,043	1,483
Navient Private Education Refi Loan Trust, Series 2021-EA, Class A 0.970%, 12/16/69 144A	2,809,064	2,514
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A 1.110%, 2/18/70 144A	1,806,857	1,611
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A 1.580%, 4/15/70 144A	461,807	417
Navient Private Education Refi Loan Trust, Series 2022-A, Class A 2.230%, 7/15/70 144A	4,626,825	4,201

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Refinance Loan Trust, Series 2026-A, Class A 4.500%, 1/18/56 144A	5,431,000	5,370
Navient Student Loan Trust, Series 2021-3A, Class A1A 1.770%, 8/25/70 144A	1,946,965	1,725
Navient Student Loan Trust, Series 2025-C, Class A 4.800%, 10/15/55 144A	2,187,926	2,176
Nelnet Student Loan Trust, Series 2004-4, Class A5 4.309%, (US 90 Day Average SOFR plus 0.422%), 1/25/37	587,154	586
Nelnet Student Loan Trust, Series 2005-1, Class A5 4.259%, (US 90 Day Average SOFR plus 0.372%), 10/25/33	2,093,183	2,077
Nelnet Student Loan Trust, Series 2005-2, Class A5 4.050%, (US 90 Day Average SOFR plus 0.362%), 3/23/37	1,908,863	1,894
Nelnet Student Loan Trust, Series 2005-3, Class A5 4.070%, (US 90 Day Average SOFR plus 0.382%), 12/24/35	1,407,481	1,398
Nissan Auto Lease Trust, Series 2026-A, Class A3 3.870%, 3/15/29	3,112,000	3,092
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3 5.630%, 1/16/29	789,449	792
Santander Drive Auto Receivables Trust, Series 2025-2, Class A3 4.670%, 8/15/29	2,360,000	2,368
Santander Drive Auto Receivables Trust, Series 2025-3, Class A3 4.380%, 1/15/30	2,895,000	2,899
SBNA Auto Lease Trust, Series 2024-C, Class A4 4.420%, 3/20/29 144A	1,391,000	1,394
SBNA Auto Receivables Trust, Series 2024-A, Class A3 5.320%, 12/15/28 144A	390,086	391
SBNA Auto Receivables Trust, Series 2024-A, Class A4 5.210%, 4/16/29 144A	636,000	640
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3 4.950%, 5/21/29 144A	1,962,551	1,972
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A4 4.940%, 1/21/31 144A	557,000	562
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3 5.330%, 11/20/29 144A	1,636,136	1,651
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A4 4.580%, 5/20/31 144A	1,765,000	1,770
SFS Auto Receivables Securitization Trust, Series 2025-3A, Class A3 4.120%, 4/21/31 144A	2,772,000	2,766

Select Bond Portfolio

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SFS Auto Receivables Securitization Trust, Series 2026-1A, Class A3 3.960%, 7/21/31 144A	3,016,000	2,991
SMB Private Education Loan Trust, Series 2021-A, Class APT1 1.070%, 1/15/53 144A	2,528,898	2,327
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX 1.140%, 2/15/47 144A	1,379,959	1,238
Stellantis Finance US, Inc., Series 2025-CA, Class A3 4.110%, 4/20/29 144A	2,880,000	2,868
Synchrony Card Funding LLC, Series 2025- A2, Class A 4.490%, 5/15/31	1,510,000	1,519
Synchrony Card Funding LLC, Series 2026- A1, Class A 4.180%, 3/15/32	4,785,000	4,775
T-Mobile US Trust, Series 2024-2A, Class A 4.250%, 5/21/29 144A	6,373,000	6,382
T-Mobile US Trust, Series 2026-1A, Class A 4.250%, 10/21/30 144A	2,467,000	2,463
Toyota Lease Owner Trust, Series 2026-A, Class A3 3.820%, 2/20/29 144A	4,212,000	4,185
USB Auto Owner Trust, Series 2025-1A, Class A3 4.490%, 6/17/30 144A	2,155,000	2,164
USB Auto Owner Trust, Series 2025-1A, Class A4 4.620%, 12/16/30 144A	644,000	647
Verizon Master Trust, Series 2024-7, Class A 4.350%, 8/20/32 144A	5,237,000	5,252
Verizon Master Trust, Series 2025-10, Class A 4.280%, 10/20/33 144A	3,118,000	3,094
Verizon Master Trust, Series 2025-2, Class A 4.940%, 1/20/33 144A	5,536,000	5,647
Verizon Master Trust, Series 2025-4, Class A 4.760%, 3/21/33 144A	3,564,000	3,611
Volkswagen Auto Lease Trust, Series 2026-A, Class A3 4.170%, 3/20/29	3,439,000	3,432

Total		165,468

Mortgage Securities (41.4%)
Angel Oak Mortgage Trust, Series 2021-6, Class A1 1.458%, (AFC), 9/25/66 144A	1,220,605	1,031
BANK, Series 2022-BNK44, Class A5 5.743%, (CSTR), 11/15/55	1,073,000	1,116
BANK5, Series 2026-5YR21, Class A3 5.525%, 4/15/59	2,226,000	2,294
BBCMS Mortgage Trust, Series 2018-C2, Class ASB 4.236%, 12/15/51	341,700	341
BBCMS Mortgage Trust, Series 2021-C12, Class A5 2.689%, 11/15/54	721,000	640
BBCMS Mortgage Trust, Series 2022-C17, Class A5 4.441%, 9/15/55	917,000	896

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BBCMS Mortgage Trust, Series 2025-5C33, Class A4 5.839%, 3/15/58	1,792,000	1,863
BBCMS Mortgage Trust, Series 2025-5C37, Class A3 5.015%, 9/15/58	451,000	456
Benchmark Mortgage Trust, Series 2021-B25, Class A4 2.268%, 4/15/54	910,000	830
Benchmark Mortgage Trust, Series 2026-V20, Class A3 5.184%, 2/15/59	695,000	707
Benchmark Mortgage Trust, Series 2026-V21, Class A3 5.126%, 3/15/31	1,856,000	1,881
BMO Mortgage Trust, Series 2025-C12, Class A5 5.871%, (AFC), 6/15/58	161,000	170
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A Σ	287,717	283
BX Trust, Series 2025-VLT7, Class A 5.373%, (US SOFR 1 Month plus 1.700%), 7/15/44 144A	1,737,000	1,729
BX Trust, Series 2025-VOLT, Class A 5.373%, (US SOFR 1 Month plus 1.700%), 12/15/44 144A	3,160,000	3,150
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1 6.500%, 4/25/35	43,204	44
COLT Mortgage Loan Trust, Series 2021-2, Class A1 0.924%, (AFC), 8/25/66 144A	1,544,629	1,305
COLT Mortgage Loan Trust, Series 2021-4, Class A1 1.397%, (AFC), 10/25/66 144A	1,692,032	1,442
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class ASB 3.142%, 6/15/52	854,334	840
Federal Home Loan Mortgage Corp.
2.000%, 10/1/31	1,800,702	1,709
2.000%, 6/1/40	5,225,009	4,632
2.000%, 7/1/40	7,496,565	6,649
2.500%, 7/1/33	2,137,345	2,109
2.500%, 4/1/37	1,547,405	1,475
2.500%, 8/1/43	2,526,432	2,260
2.500%, 6/1/46	2,931,291	2,613
2.500%, 11/1/46	2,064,370	1,788
2.500%, 8/1/50	1,824,876	1,571
2.500%, 10/1/50	1,253,127	1,076
2.500%, 5/1/51	4,603,603	3,963
2.500%, 7/1/51	2,323,689	1,997
2.500%, 9/1/51	5,312,166	4,578
2.500%, 11/1/51	1,068,530	919
2.500%, 1/1/52	27,901,627	23,950
2.500%, 2/1/52	608,023	520
2.500%, 3/1/52	1,877,384	1,604
2.500%, 4/1/52	3,518,349	3,020
3.000%, 9/1/30	2,374,304	2,341
3.000%, 7/1/33	1,046,001	1,031
3.000%, 3/1/43	988,232	905

Select Bond Portfolio

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.000%, 4/1/43	3,953,064	3,628
3.000%, 8/1/43	1,752,730	1,607
3.000%, 6/1/44	2,746,813	2,520
3.000%, 2/1/45	3,458,157	3,154
3.000%, 4/1/45	4,134,718	3,787
3.000%, 5/1/45	1,939,523	1,763
3.000%, 1/1/46	1,687,617	1,552
3.000%, 9/1/46	2,636,260	2,381
3.000%, 12/1/46	9,224,163	8,434
3.000%, 2/1/47	622,968	573
3.000%, 4/1/47	11,904,756	10,735
3.000%, 11/1/48	5,212,684	4,694
3.000%, 4/1/49	2,191,200	1,974
3.000%, 5/1/49	1,335,270	1,205
3.000%, 11/1/49	1,624,508	1,464
3.000%, 1/1/50	2,715,792	2,447
3.419%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.622%), 2/1/50	1,387,153	1,415
4.000%, 3/1/50	4,992,107	4,798
4.181%, (US 30 Day Average SOFR plus 2.305%), 5/1/53	4,286,757	4,331
4.500%, 6/1/39	63,568	63
4.500%, 7/1/39	72,337	72
4.500%, 6/1/40	4,174,696	4,156
4.743%, (US 30 Day Average SOFR plus 2.335%), 10/1/54	1,931,364	1,939
4.791%, (US 30 Day Average SOFR plus 2.147%), 1/1/55	2,296,265	2,316
4.960%, (US 30 Day Average SOFR plus 2.257%), 2/1/54	876,065	884
4.963%, (US 30 Day Average SOFR plus 2.140%), 2/1/56	4,256,072	4,292
5.172%, (US 30 Day Average SOFR plus 2.202%), 6/1/55	2,022,424	2,041
5.251%, (US 30 Day Average SOFR plus 2.075%), 7/1/55	1,034,224	1,046
5.254%, (US 30 Day Average SOFR plus 2.075%), 7/1/55	2,953,232	2,977
5.306%, (US 30 Day Average SOFR plus 2.330%), 8/1/55	1,452,693	1,469
5.313%, (US 30 Day Average SOFR plus 2.105%), 8/1/55	1,125,700	1,143
5.361%, (US 30 Day Average SOFR plus 2.090%), 5/1/55	717,733	727
5.423%, (US 30 Day Average SOFR plus 2.330%), 8/1/55	1,932,054	1,949
5.500%, 5/1/55	16,353,348	16,457
5.608%, (US 30 Day Average SOFR plus 2.330%), 7/1/55	2,233,233	2,261
6.000%, 9/1/54	15,608,452	16,268
6.000%, 10/1/54	2,663,352	2,776
6.000%, 5/1/55	10,212,586	10,430
6.000%, 6/1/55	3,769,651	3,844
6.500%, 9/1/54	6,020,561	6,366
6.500%, 10/1/54	1,835,414	1,945
6.500%, 11/1/54	485,529	513
6.500%, 10/1/55	2,059,186	2,181
Federal Home Loan Mortgage Corp. Stripped, Series 264, Class 30 3.000%, 7/15/42	1,997,839	1,829

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp. Stripped, Series 326, Class F2 4.337%, (US 30 Day Average SOFR plus 0.665%), 3/15/44	939,385	929
Federal Home Loan Mortgage Corp., Series 2439, Class LH 6.000%, 4/15/32	71,164	73
Federal Home Loan Mortgage Corp., Series 3693, Class FC 4.287%, (US 30 Day Average SOFR plus 0.615%), 7/15/40	616,685	613
Federal Home Loan Mortgage Corp., Series 3919, Class FA 4.287%, (US 30 Day Average SOFR plus 0.615%), 9/15/41	600,926	597
Federal Home Loan Mortgage Corp., Series 3958, Class AF 4.237%, (US 30 Day Average SOFR plus 0.565%), 11/15/41	547,724	543
Federal Home Loan Mortgage Corp., Series 3975, Class FA 4.277%, (US 30 Day Average SOFR plus 0.605%), 12/15/41	507,474	504
Federal Home Loan Mortgage Corp., Series 3990, Class FG 4.237%, (US 30 Day Average SOFR plus 0.565%), 1/15/42	627,184	622
Federal Home Loan Mortgage Corp., Series 4059, Class FP 4.237%, (US 30 Day Average SOFR plus 0.565%), 6/15/42	762,189	755
Federal Home Loan Mortgage Corp., Series 4091, Class BX 3.250%, 10/15/41	1,253,435	1,180
Federal Home Loan Mortgage Corp., Series 4091, Class EX 3.375%, 7/15/42	788,104	740
Federal Home Loan Mortgage Corp., Series 4091, Class FN 4.187%, (US 30 Day Average SOFR plus 0.515%), 8/15/42	740,875	731
Federal Home Loan Mortgage Corp., Series 4091, Class MX 3.250%, 2/15/42	940,279	879
Federal Home Loan Mortgage Corp., Series 4160, Class HP 2.500%, 1/15/33	677,307	650
Federal Home Loan Mortgage Corp., Series 4177, Class HB 2.500%, 10/15/42	836,530	751
Federal Home Loan Mortgage Corp., Series 4184, Class FN 4.137%, (US 30 Day Average SOFR plus 0.465%), 3/15/43	433,860	427
Federal Home Loan Mortgage Corp., Series 4240, Class FA 4.287%, (US 30 Day Average SOFR plus 0.615%), 8/15/43	2,261,555	2,236

Select Bond Portfolio

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4281, Class FA 4.187%, (US 30 Day Average SOFR plus 0.515%), 12/15/43	331,007	328
Federal Home Loan Mortgage Corp., Series 4290, Class LF 4.187%, (US 30 Day Average SOFR plus 0.515%), 7/15/35	707,664	703
Federal Home Loan Mortgage Corp., Series 4303, Class FA 4.137%, (US 30 Day Average SOFR plus 0.465%), 2/15/44	598,695	591
Federal Home Loan Mortgage Corp., Series 4427, Class CE 3.000%, 2/15/34	124,544	124
Federal Home Loan Mortgage Corp., Series 4446, Class CP 2.250%, 3/15/45	1,049,058	941
Federal Home Loan Mortgage Corp., Series 4582, Class HA 3.000%, 9/15/45	3,760,941	3,542
Federal Home Loan Mortgage Corp., Series 4587, Class AF 4.137%, (US 30 Day Average SOFR plus 0.465%), 6/15/46	1,000,604	993
Federal Home Loan Mortgage Corp., Series 4604, Class FB 4.187%, (US 30 Day Average SOFR plus 0.515%), 8/15/46	2,028,419	2,008
Federal Home Loan Mortgage Corp., Series 4611, Class BF 4.187%, (US 30 Day Average SOFR plus 0.515%), 6/15/41	7,764,519	7,727
Federal Home Loan Mortgage Corp., Series 4620, Class LF 4.187%, (US 30 Day Average SOFR plus 0.515%), 10/15/46	1,082,482	1,074
Federal Home Loan Mortgage Corp., Series 4709, Class FA 4.087%, (US 30 Day Average SOFR plus 0.415%), 8/15/47	810,957	801
Federal Home Loan Mortgage Corp., Series 4719, Class LA 3.500%, 9/15/47	1,125,342	1,049
Federal Home Loan Mortgage Corp., Series 4719, Class LM 3.000%, 9/15/47	865,697	782
Federal Home Loan Mortgage Corp., Series 4742, Class PA 3.000%, 10/15/47	1,543,461	1,411
Federal Home Loan Mortgage Corp., Series 4753, Class BD 3.000%, 1/15/48	970,030	868
Federal Home Loan Mortgage Corp., Series 4826, Class KF 4.087%, (US 30 Day Average SOFR plus 0.415%), 9/15/48	758,358	742
Federal Home Loan Mortgage Corp., Series 4854, Class FB 4.087%, (US 30 Day Average SOFR plus 0.415%), 1/15/49	2,032,814	2,008

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4857, Class JA 3.350%, 1/15/49	3,177,706	3,053
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	1,483,054	1,368
Federal Home Loan Mortgage Corp., Series 4903, Class NF 4.176%, (US 30 Day Average SOFR plus 0.515%), 8/25/49	675,412	665
Federal Home Loan Mortgage Corp., Series 4927, Class BG 3.000%, 11/25/49	1,499,906	1,381
Federal Home Loan Mortgage Corp., Series 4937, Class MD 2.500%, 10/25/49	1,486,860	1,316
Federal Home Loan Mortgage Corp., Series 4940, Class AG 3.000%, 5/15/40	918,382	873
Federal Home Loan Mortgage Corp., Series 4941, Class GA 2.000%, 12/15/47	871,456	731
Federal Home Loan Mortgage Corp., Series 4944, Class AC 2.400%, 5/15/44	2,534,895	2,267
Federal Home Loan Mortgage Corp., Series 4951, Class EA 2.500%, 9/15/44	945,559	841
Federal Home Loan Mortgage Corp., Series 4954, Class LB 2.500%, 2/25/50	683,457	600
Federal Home Loan Mortgage Corp., Series 4957, Class MY 3.000%, 2/25/50	1,143,000	958
Federal Home Loan Mortgage Corp., Series 4988, Class KF 4.126%, (US 30 Day Average SOFR plus 0.465%), 7/25/50	1,151,826	1,140
Federal Home Loan Mortgage Corp., Series 5020, Class ET 3.500%, 10/25/50	1,357,212	1,247
Federal Home Loan Mortgage Corp., Series 5058, Class BC 5.000%, 11/25/50	999,123	982
Federal Home Loan Mortgage Corp., Series 5091, Class AB 1.500%, 3/25/51	2,364,683	1,924
Federal Home Loan Mortgage Corp., Series 5092, Class HE 2.000%, 2/25/51	1,614,821	1,355
Federal Home Loan Mortgage Corp., Series 5118, Class CA 1.500%, 10/15/33	1,492,257	1,386
Federal Home Loan Mortgage Corp., Series 5202, Class KA 2.500%, 6/25/49	1,415,368	1,269
Federal Home Loan Mortgage Corp., Series 5202, Class TA 2.500%, 12/25/48	2,683,325	2,458

Select Bond Portfolio

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 5207, Class PA 3.000%, 6/25/51	2,070,319	1,859
Federal Home Loan Mortgage Corp., Series 5217, Class CD 2.500%, 7/25/49	1,407,107	1,313
Federal Home Loan Mortgage Corp., Series 5220, Class QK 3.500%, 9/25/50	2,867,021	2,759
Federal Home Loan Mortgage Corp., Series 5228, Class TN 3.500%, 7/25/39	1,183,308	1,139
Federal Home Loan Mortgage Corp., Series 5335, Class FB 4.487%, (US 30 Day Average SOFR plus 0.815%), 10/15/39	2,609,951	2,619
Federal Home Loan Mortgage Corp., Series 5396, Class HF 4.612%, (US 30 Day Average SOFR plus 0.950%), 4/25/54	3,521,981	3,508
Federal Home Loan Mortgage Corp., Series 5399, Class FB 4.562%, (US 30 Day Average SOFR plus 0.900%), 4/25/54	2,165,459	2,174
Federal Home Loan Mortgage Corp., Series 5410, Class JY 3.000%, 3/15/44	1,782,000	1,529
Federal Home Loan Mortgage Corp., Series 5451, Class FD 4.187%, (US 30 Day Average SOFR plus 0.515%), 1/15/44	1,189,122	1,175
Federal Home Loan Mortgage Corp., Series 5452, Class KY 3.000%, 3/15/44	1,863,000	1,616
Federal Home Loan Mortgage Corp., Series 5529, Class HA 3.000%, 3/15/43	958,961	909
Federal Home Loan Mortgage Corp., Series 5565, Class QA 4.500%, 8/25/55	4,497,675	4,491
Federal National Mortgage Association
2.000%, 2/1/31	4,251,250	4,081
2.000%, 6/1/31	3,179,101	3,037
2.000%, 7/1/31	2,991,781	2,856
2.000%, 6/1/40	1,545,406	1,372
2.000%, 7/1/40	5,286,167	4,687
2.000%, 12/1/40	10,499,348	9,252
2.000%, 10/1/41	3,391,129	2,973
2.000%, 11/1/41	1,102,567	965
2.000%, 4/1/42	1,795,253	1,572
2.500%, 5/1/37	1,713,370	1,628
2.500%, 12/1/40	3,195,238	2,902
2.500%, 5/1/41	3,458,314	3,123
2.500%, 8/1/41	1,670,327	1,507
2.500%, 2/1/42	1,815,646	1,635
2.500%, 11/1/42	1,161,797	1,032
2.500%, 12/1/47	4,582,031	4,052
2.500%, 9/1/50	5,923,852	5,094
2.500%, 10/1/50	3,109,969	2,674
2.500%, 11/1/50	1,149,981	987
2.500%, 2/1/51	2,626,449	2,257

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
2.500%, 5/1/51	1,723,446	1,477
2.500%, 6/1/51	2,685,830	2,307
2.500%, 3/1/52	9,557,328	8,202
2.500%, 5/1/52	1,306,583	1,123
2.756%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.606%), 6/1/50	1,043,743	1,011
3.000%, 10/1/30	4,454,711	4,399
3.000%, 11/1/31	2,500,710	2,466
3.000%, 6/1/35	1,590,262	1,554
3.000%, 3/1/40	717,317	692
3.000%, 8/1/42	1,087,417	999
3.000%, 11/1/42	1,610,972	1,479
3.000%, 1/1/43	1,351,069	1,288
3.000%, 2/1/43	9,822,870	8,977
3.000%, 7/1/43	1,358,058	1,243
3.000%, 9/1/43	1,421,100	1,308
3.000%, 12/1/43	1,748,697	1,600
3.000%, 1/1/44	2,013,206	1,840
3.000%, 10/1/44	3,215,517	2,945
3.000%, 2/1/45	1,025,429	938
3.000%, 3/1/45	4,270,086	3,885
3.000%, 10/1/46	3,281,812	3,002
3.000%, 11/1/46	5,078,790	4,579
3.000%, 12/1/46	7,362,607	6,645
3.000%, 9/1/47	833,948	754
3.000%, 12/1/47	952,411	863
3.000%, 1/1/48	1,841,961	1,690
3.000%, 2/1/48	1,222,111	1,106
3.000%, 4/1/48	8,580,383	7,859
3.000%, 8/1/48	1,492,435	1,352
3.000%, 1/1/49	3,156,636	2,879
3.000%, 10/1/49	21,658,593	19,847
3.000%, 2/1/50	28,700,109	25,992
3.000%, 5/1/50	5,821,130	5,295
3.000%, 7/1/50	11,955,985	10,803
3.000%, 4/1/52	6,593,323	5,886
3.000%, 7/1/52	1,184,016	1,082
3.000%, 10/1/52	8,511,925	7,688
3.000%, 2/1/55	929,411	839
3.000%, 7/1/60	12,171,576	10,729
4.000%, 3/1/35	372,215	371
4.000%, 10/1/37	41,679	42
4.000%, 9/1/45	311,474	301
4.000%, 1/1/46	1,619,816	1,567
4.000%, 3/1/47	652,916	630
4.000%, 4/1/47	166,780	161
4.000%, 10/1/47	197,602	190
4.000%, 12/1/48	852,599	822
4.103%, (US 30 Day Average SOFR plus 2.120%), 9/1/52	2,108,989	2,156
4.128%, (US 30 Day Average SOFR plus 2.124%), 11/1/52	1,692,652	1,728
4.131%, (US 30 Day Average SOFR plus 2.134%), 10/1/52	4,959,382	5,070
4.343%, (US 30 Day Average SOFR plus 2.161%), 1/1/55	2,162,763	2,201
4.353%, (US 30 Day Average SOFR plus 2.126%), 7/1/52	2,659,073	2,651
4.500%, 11/1/40	9,059,755	8,998

Select Bond Portfolio

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.500%, 3/1/43	918,289	909
4.500%, 10/1/45	1,386,857	1,368
4.500%, 2/1/46	50,641	50
4.585%, (US 30 Day Average SOFR plus 2.127%), 8/1/52	2,896,434	2,902
4.633%, (US 30 Day Average SOFR plus 2.129%), 8/1/52	1,635,216	1,640
4.670%, (US 30 Day Average SOFR plus 2.297%), 4/1/53	9,013,492	9,094
4.851%, (US 30 Day Average SOFR plus 4.552%), 7/1/54	4,411,918	4,450
4.965%, (US 30 Day Average SOFR plus 2.310%), 5/1/55	2,100,256	2,116
5.016%, (US 30 Day Average SOFR plus 2.300%), 4/1/56	1,349,000	1,354
5.193%, (US 30 Day Average SOFR plus 2.318%), 2/1/55	3,131,499	3,175
5.358%, (US 30 Day Average SOFR plus 2.331%), 8/1/54	2,908,999	2,956
5.500%, 2/1/54	11,625,138	11,711
5.500%, 5/1/55	5,364,817	5,416
5.500%, 7/1/55	18,020,568	18,147
5.579%, (US 30 Day Average SOFR plus 2.060%), 8/1/55	1,984,292	2,012
5.584%, (US 30 Day Average SOFR plus 2.103%), 12/1/53	1,261,593	1,274
6.000%, 12/1/53	1,220,021	1,265
6.000%, 6/1/54	1,903,774	1,984
6.000%, 7/1/54	2,032,679	2,121
6.000%, 9/1/54	4,967,240	5,176
6.000%, 10/1/54	876,246	914
6.000%, 4/1/55	14,856,121	15,171
6.000%, 5/1/55	9,073,184	9,289
6.000%, 10/1/55	2,052,783	2,138
6.000%, 11/1/55	5,595,110	5,837
6.500%, 12/1/53	1,245,520	1,324
6.500%, 9/1/54	2,119,904	2,245
6.500%, 10/1/54	1,956,581	2,073
6.500%, 11/1/55	1,722,754	1,823
Federal National Mortgage Association, Series 2010-107, Class FB 4.186%, (US 30 Day Average SOFR plus 0.525%), 9/25/40	561,550	557
Federal National Mortgage Association, Series 2011-111, Class DB 4.000%, 11/25/41	1,241,662	1,199
Federal National Mortgage Association, Series 2011-117, Class AF 4.226%, (US 30 Day Average SOFR plus 0.565%), 11/25/41	499,957	496
Federal National Mortgage Association, Series 2011-117, Class FA 4.226%, (US 30 Day Average SOFR plus 0.565%), 11/25/41	1,179,255	1,170
Federal National Mortgage Association, Series 2011-127, Class FC 4.226%, (US 30 Day Average SOFR plus 0.565%), 12/25/41	544,764	539

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2011-142, Class EF 4.276%, (US 30 Day Average SOFR plus 0.615%), 1/25/42	615,663	611
Federal National Mortgage Association, Series 2011-55, Class FH 4.216%, (US 30 Day Average SOFR plus 0.555%), 6/25/41	415,934	413
Federal National Mortgage Association, Series 2012-12, Class FA 4.276%, (US 30 Day Average SOFR plus 0.615%), 2/25/42	541,243	537
Federal National Mortgage Association, Series 2012-47, Class JF 4.276%, (US 30 Day Average SOFR plus 0.615%), 5/25/42	730,105	725
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	1,752,241	1,610
Federal National Mortgage Association, Series 2013-49, Class AP 1.750%, 5/25/43	692,544	599
Federal National Mortgage Association, Series 2014-25, Class EL 3.000%, 5/25/44	1,180,934	1,078
Federal National Mortgage Association, Series 2014-74, Class FC 4.176%, (US 30 Day Average SOFR plus 0.515%), 11/25/44	612,178	604
Federal National Mortgage Association, Series 2015-32, Class FA 4.076%, (US 30 Day Average SOFR plus 0.415%), 5/25/45	1,103,968	1,080
Federal National Mortgage Association, Series 2015-48, Class FB 4.076%, (US 30 Day Average SOFR plus 0.415%), 7/25/45	1,319,958	1,292
Federal National Mortgage Association, Series 2015-72, Class GL 3.000%, 10/25/45	888,000	778
Federal National Mortgage Association, Series 2015-8, Class AP 2.000%, 3/25/45	2,010,769	1,805
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	1,244,939	1,174
Federal National Mortgage Association, Series 2016-11, Class CF 4.126%, (US 30 Day Average SOFR plus 0.465%), 3/25/46	564,127	558
Federal National Mortgage Association, Series 2016-19, Class FD 4.176%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	3,291,431	3,266
Federal National Mortgage Association, Series 2016-22, Class FA 4.176%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	1,470,627	1,455

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Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2016-22, Class FG 4.176%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	1,300,399	1,287
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	2,266,469	2,121
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	5,564,296	4,746
Federal National Mortgage Association, Series 2016-64, Class BC 1.750%, 9/25/46	1,288,317	1,207
Federal National Mortgage Association, Series 2016-64, Class PE 2.500%, 9/25/46	1,020,000	786
Federal National Mortgage Association, Series 2016-69, Class BF 4.176%, (US 30 Day Average SOFR plus 0.515%), 10/25/46	1,181,637	1,172
Federal National Mortgage Association, Series 2016-75, Class FE 4.176%, (US 30 Day Average SOFR plus 0.515%), 10/25/46	893,754	887
Federal National Mortgage Association, Series 2016-78, Class FA 4.176%, (US 30 Day Average SOFR plus 0.515%), 3/25/44	544,046	538
Federal National Mortgage Association, Series 2016-79, Class FH 4.176%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	898,096	891
Federal National Mortgage Association, Series 2016-82, Class FE 4.176%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	1,951,662	1,937
Federal National Mortgage Association, Series 2016-82, Class FH 4.176%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	1,826,858	1,809
Federal National Mortgage Association, Series 2016-84, Class FB 4.176%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	875,832	867
Federal National Mortgage Association, Series 2016-86, Class FE 4.176%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	2,297,554	2,274
Federal National Mortgage Association, Series 2016-91, Class AF 4.176%, (US 30 Day Average SOFR plus 0.515%), 12/25/46	782,962	777
Federal National Mortgage Association, Series 2017-11, Class FA 4.176%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	333,011	330
Federal National Mortgage Association, Series 2017-113, Class FB 4.026%, (US 30 Day Average SOFR plus 0.365%), 1/25/48	353,093	349

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2017-12, Class FD 4.176%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	877,003	869
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	876,262	820
Federal National Mortgage Association, Series 2017-23, Class FA 4.176%, (US 30 Day Average SOFR plus 0.515%), 4/25/47	1,016,082	1,007
Federal National Mortgage Association, Series 2017-24, Class PG 2.625%, 4/25/47	3,609,091	3,170
Federal National Mortgage Association, Series 2017-26, Class FA 4.126%, (US 30 Day Average SOFR plus 0.465%), 4/25/47	2,227,813	2,208
Federal National Mortgage Association, Series 2017-35, Class MC 2.625%, 12/25/44	647,019	629
Federal National Mortgage Association, Series 2017-82, Class FE 4.026%, (US 30 Day Average SOFR plus 0.365%), 10/25/47	762,242	756
Federal National Mortgage Association, Series 2017-9, Class BF 4.176%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	1,087,025	1,078
Federal National Mortgage Association, Series 2017-9, Class DF 4.176%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	785,509	779
Federal National Mortgage Association, Series 2017-9, Class EF 4.176%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	393,261	390
Federal National Mortgage Association, Series 2017-96, Class FB 4.076%, (US 30 Day Average SOFR plus 0.415%), 12/25/47	1,376,344	1,357
Federal National Mortgage Association, Series 2018-1, Class FA 4.026%, (US 30 Day Average SOFR plus 0.365%), 2/25/48	439,907	434
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	1,523,607	1,452
Federal National Mortgage Association, Series 2018-36, Class FD 4.026%, (US 30 Day Average SOFR plus 0.365%), 6/25/48	1,820,600	1,801
Federal National Mortgage Association, Series 2018-38, Class MA 3.300%, 6/25/48	1,641,661	1,568
Federal National Mortgage Association, Series 2018-45, Class TM 3.000%, 6/25/48	1,354,763	1,217
Federal National Mortgage Association, Series 2018-55, Class GA 3.375%, 8/25/48	1,256,968	1,204

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Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2018-64, Class A 3.000%, 9/25/48	1,253,208	1,118
Federal National Mortgage Association, Series 2018-85, Class EA 3.500%, 12/25/48	903,140	874
Federal National Mortgage Association, Series 2019-13, Class PE 3.000%, 3/25/49	800,768	730
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	1,708,586	1,594
Federal National Mortgage Association, Series 2019-43, Class FC 4.176%, (US 30 Day Average SOFR plus 0.515%), 8/25/49	1,305,936	1,285
Federal National Mortgage Association, Series 2019-81, Class LH 3.000%, 12/25/49	942,085	851
Federal National Mortgage Association, Series 2020-34, Class AG 2.000%, 6/25/35	2,380,953	2,267
Federal National Mortgage Association, Series 2020-48, Class AB 2.000%, 7/25/50	1,008,151	842
Federal National Mortgage Association, Series 2020-59, Class NC 3.000%, 8/25/40	1,468,986	1,373
Federal National Mortgage Association, Series 2021-27, Class EC 1.500%, 5/25/51	4,410,401	3,583
Federal National Mortgage Association, Series 2021-40, Class DW 2.000%, 6/25/41	326,124	290
Federal National Mortgage Association, Series 2021-78, Class ND 1.500%, 11/25/51	2,452,631	1,995
Federal National Mortgage Association, Series 2021-95, Class CP 1.500%, 8/25/51	767,937	657
Federal National Mortgage Association, Series 2022-6, Class CB 2.125%, 2/25/52	744,000	438
Federal National Mortgage Association, Series 2022-62, Class KA 3.250%, 9/25/52	985,844	923
Federal National Mortgage Association, Series 2023-14, Class EJ 2.750%, 4/25/49	1,572,544	1,474
Federal National Mortgage Association, Series 2023-37, Class FH 4.176%, (US 30 Day Average SOFR plus 0.515%), 1/25/50	2,723,309	2,682
Federal National Mortgage Association, Series 2023-38, Class FC 4.326%, (US 30 Day Average SOFR plus 0.665%), 6/25/40	2,010,790	2,004
Federal National Mortgage Association, Series 2023-38, Class FD 4.532%, (US 30 Day Average SOFR plus 0.865%), (AFC), 10/25/39	621,725	608

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2024-64, Class KY 3.000%, 12/25/43	1,086,000	934
Federal National Mortgage Association, Series 2025-95, Class FC 4.362%, (US 30 Day Average SOFR plus 0.700%), 9/25/52	4,265,463	4,261
Federal National Mortgage Association, Series 2025-98, Class PK 4.500%, 8/25/54	15,435,926	15,339
Government National Mortgage Association
2.000%, 10/20/50	10,966,942	9,070
2.000%, 11/20/50	20,691,698	17,103
2.000%, 12/20/50	18,109,041	14,968
2.000%, 1/20/51	4,011,764	3,316
2.000%, 2/20/51	4,682,439	3,870
2.000%, 4/20/51	8,981,466	7,424
2.500%, 12/20/37	1,757,374	1,661
2.500%, 6/20/38	3,289,861	3,106
2.500%, 7/20/50	9,922,556	8,407
3.000%, 6/20/43	1,809,012	1,626
3.000%, 8/20/43	567,932	510
3.000%, 11/15/47	5,175,568	4,736
3.000%, 10/20/50	4,477,755	3,989
3.500%, 4/20/48	1,103,707	1,046
4.000%, 9/20/52	2,898,197	2,742
4.000%, 10/20/52	17,717,425	16,784
6.000%, 1/20/53	6,631,045	6,838
Government National Mortgage Association TBA
5.000%, 5/20/56	6,900,000	6,819
5.500%, 6/22/56	11,200,000	11,232
Government National Mortgage Association, Series 2010-163, Class NC 4.000%, 12/20/40	1,249,287	1,234
Government National Mortgage Association, Series 2013-152, Class HA 2.500%, 6/20/43	1,448,028	1,342
Government National Mortgage Association, Series 2014-133, Class BP 2.250%, 9/20/44	1,111,481	1,000
Government National Mortgage Association, Series 2014-181, Class L 3.000%, 12/20/44	1,032,591	934
Government National Mortgage Association, Series 2015-144, Class CA 2.500%, 10/20/45	1,586,329	1,397
Government National Mortgage Association, Series 2016-136, Class A 3.000%, 7/20/44	986,120	894
Government National Mortgage Association, Series 2016-93, Class AB 1.750%, 7/20/44	2,125,805	1,792
Government National Mortgage Association, Series 2016-99, Class TL 2.000%, 4/16/44	2,718,927	2,292
Government National Mortgage Association, Series 2017-139, Class GA 3.000%, 9/20/47	3,658,558	3,307

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Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2018-65, Class DC 3.500%, 5/20/48	1,455,433	1,345
Government National Mortgage Association, Series 2019-158, Class PG 2.250%, 12/20/49	817,930	690
Government National Mortgage Association, Series 2019-158, Class PK 1.750%, 12/20/49	1,022,335	837
Government National Mortgage Association, Series 2019-158, Class PL 1.500%, 12/20/49	1,901,649	1,531
Government National Mortgage Association, Series 2019-78, Class PT 2.500%, 8/20/44	980,615	881
Government National Mortgage Association, Series 2019-96, Class DE 2.350%, 8/20/49	600,914	514
Government National Mortgage Association, Series 2020-112, Class AB 1.500%, 8/20/50	2,043,177	1,640
Government National Mortgage Association, Series 2020-112, Class MB 1.500%, 8/20/50	2,223,842	1,789
Government National Mortgage Association, Series 2020-17, Class AP 2.250%, 1/20/50	747,096	645
Government National Mortgage Association, Series 2020-17, Class PD 2.250%, 1/20/50	789,570	673
Government National Mortgage Association, Series 2020-21, Class GV 2.250%, 10/20/49	691,643	603
Government National Mortgage Association, Series 2020-31, Class E 2.000%, 9/20/49	1,822,422	1,573
Government National Mortgage Association, Series 2020-95, Class A 1.625%, 7/20/50	3,519,151	2,857
Government National Mortgage Association, Series 2021-215, Class KA 2.500%, 10/20/49	24,230	22
Government National Mortgage Association, Series 2021-27, Class BD 5.000%, 2/20/51	1,403,236	1,384
Government National Mortgage Association, Series 2021-27, Class CW 5.000%, 2/20/51	1,885,670	1,859
Government National Mortgage Association, Series 2021-27, Class NT 5.000%, 2/20/51	1,472,988	1,438
Government National Mortgage Association, Series 2021-27, Class Q 5.000%, 2/20/51	1,310,853	1,292
Government National Mortgage Association, Series 2021-8, Class CY 5.000%, 1/20/51	1,284,621	1,266
Government National Mortgage Association, Series 2021-89, Class LK 2.000%, 5/20/51	2,772,964	2,280

Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2022-153, Class KA 4.000%, 12/20/49	1,414,226	1,386
Government National Mortgage Association, Series 2022-197, Class LF 4.373%, (US 30 Day Average SOFR plus 0.700%), 11/20/52	5,692,740	5,666
Government National Mortgage Association, Series 2022-34, Class DN 3.500%, 9/20/41	2,870,482	2,742
Government National Mortgage Association, Series 2022-46, Class LY 3.000%, 3/20/52	716,000	594
Government National Mortgage Association, Series 2022-50, Class CA 3.000%, 3/20/52	5,199,424	4,656
Government National Mortgage Association, Series 2022-66, Class CG 3.500%, 4/20/52	3,127,682	2,978
Government National Mortgage Association, Series 2022-66, Class Y 3.500%, 4/20/52	886,000	732
Government National Mortgage Association, Series 2022-78, Class HW 2.500%, 4/20/52	1,247,000	992
Government National Mortgage Association, Series 2024-110, Class JL 3.000%, 10/20/49	1,918,000	1,652
Government National Mortgage Association, Series 2024-45, Class BD 2.000%, 3/20/54	1,172,032	1,082
Government National Mortgage Association, Series 2025-1, Class GC 3.500%, 10/20/51	22,085,568	21,163
Government National Mortgage Association, Series 2025-7, Class EL 2.500%, 1/20/55	828,000	587
Government National Mortgage Association, Series 2025-89, Class GT 3.000%, 5/20/55	1,769,662	1,588
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4 1.721%, 12/12/53	3,499,000	3,127
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3 3.392%, 12/15/49	474,077	471
MFRA Trust, Series 2021-NQM2, Class A1 1.029%, (AFC), 11/25/64 144A	585,312	518
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3 1.790%, 7/15/53	1,277,930	1,152
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1 1.027%, (AFC), 11/25/55 144A	186,810	179
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	1,388,251	1,241
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A 5.115%, (US SOFR 1 Month plus 1.443%), 3/15/42 144A	2,602,000	2,569

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Structured Products (47.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Uniform Mortgage Backed Security TBA
4.500%, 4/15/40	18,800,000	18,665
5.000%, 4/13/56	42,800,000	42,206
5.000%, 6/11/56	18,700,000	18,402
5.000%, 5/1/41	7,000,000	6,895
5.500%, 4/13/56	12,500,000	12,558
5.500%, 5/13/56	28,000,000	28,091
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	574,600	523
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	1,139,233	1,041
Verus Securitization Trust, Series 2021-3, Class A1 1.046%, (AFC), 6/25/66 144A	1,013,851	903
Verus Securitization Trust, Series 2021-4, Class A1 0.938%, (AFC), 7/25/66 144A	1,332,211	1,135
Verus Securitization Trust, Series 2021-5, Class A1 1.013%, (AFC), 9/25/66 144A	1,506,124	1,296
Verus Securitization Trust, Series 2021-7, Class A1 2.829%, (AFC), 10/25/66 144A ∑	795,875	729
Verus Securitization Trust, Series 2021-8, Class A1 2.824%, (AFC), 11/25/66 144A	1,443,305	1,321
Verus Securitization Trust, Series 2021-R1, Class A1 0.820%, (AFC), 10/25/63 144A	218,245	211
Verus Securitization Trust, Series 2021-R3, Class A1 1.020%, (AFC), 5/25/64 144A	408,703	392

Total		1,170,478

Total Structured Products (Cost: $1,342,430)		1,335,946

Total Investments (103.8%) (Cost: $2,971,894)@		2,938,028

Other Assets, Less Liabilities (-3.8%)		(107,877)

Net Assets (100.0%)		2,830,151

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026 the value of these securities (in thousands) was $307,809 representing 10.9% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
∑	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,971,894 and the net unrealized depreciation of investments based on that cost was $33,866 which is comprised of $14,189 aggregate gross unrealized appreciation and $48,055 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

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The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$818,844	$—
Governments	—	779,312	—
Municipal Bonds	—	3,926	—
Structured Products	—	1,335,946	—
Total Assets:	$—	$2,938,028	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand